Defined Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2015
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of Funded Status of Defined Benefit Plan

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2015	2014
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$3,295	$3,317
Service cost	178	160
Interest cost	119	138
Actuarial (gain) loss	525	(231)
Benefits paid	(89)	(89)
Settlements	(806)	—
Benefit obligation - ending	3,222	3,295
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	895	89
Benefits paid	(89)	(89)
Settlements	(806)	—
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(3,222)	$(3,295)
Assumptions:
Discount rate	3.75%	4.50%
Rate of increase in compensation	4.50%	4.50%

Schedule of Benefit Payments under Defined Benefit Plan

Note 11 - Defined benefit plans (Continued)

The Bank expects to make contributions to the plan during the year ending March 31, 2016, totaling approximately $97,000. At March 31, 2015, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2016	$97
2017	106
2018	40
2019	41
2020	45
2021-2025	469

Periodic Pension Cost (Benefit)

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2015	2014	2013
	(Dollars In Thousands)
Service cost	$178	$160	$63
Interest cost	119	138	133
Net amortization and deferral	62	93	73
Settlement charge	171	—	117
Net Periodic Pension Cost Included in
Directors' Compensation	$530	$391	$386
Assumptions:
Discount rate	4.50%	4.25%	4.25%
Rate of increase in compensation	4.50%	5.00%	4.50%

Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of Funded Status of Defined Benefit Plan

Note 11 - Defined benefit plans (Continued)

The following table sets forth the funded status for a former president’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

`	March 31,
	2015	2014
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$57	$59
Interest cost	2	2
Actuarial loss	18	1
Benefits paid	(5)	(5)
Benefit obligation - ending	72	57
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	5	5
Benefits paid	(5)	(5)
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(72)	$(57)
Assumed discount rate	3.75%	4.50%

Schedule of Benefit Payments under Defined Benefit Plan

The Bank expects to make contributions to the plan during the year ending March 31, 2016, totaling approximately $5,000. At March 31, 2015, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2016	$5
2017	5
2018	5
2019	6
2020	6
2021-2025	26

Periodic Pension Cost (Benefit)

Net periodic pension (benefit) for the plan included the following components:

	Years Ended March 31,
	2015	2014	2013
	(Dollars In Thousands)
Interest cost	$2	$2	$3
Net amortization and deferral	(5)	(5)	(6)
Net Periodic (Benefit)	$(3)	$(3)	$(3)
Assumed discount rate	4.50%	4.25%	4.50%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%

Summary of Effect of 1% Change in Assumed Health Cost

A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2015:

	1%
	Increase	Decrease
	(In Thousands)
Effect on total service and interest costs	$3	$2
Effect on post-retirement benefit obligation	$77	$67